Concentrations	9 Months Ended	12 Months Ended
	Mar. 31, 2016	Jun. 30, 2015
Concentrations
Concentrations	Note 8 – Concentrations During the year ended June 30, 2015, the Company’s two largest customers accounted for approximately 27% and 26% of sales, respectively.	NOTE 8 – Concentrations During the year ended June 30, 2015, the Company’s two largest customers accounted for approximately 27% and 26% of sales, respectively.